Preferred Stock, Convertible Preferred Stock, Common Stock and Stockholders’ Deficit (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Convertible Preferred Stock

As of December 31, 2022, the authorized, issued and outstanding shares and other information related to Calidi’s Convertible Preferred Stock were as follows (in thousands, except share amounts):

	December 31, 2022
	Shares Authorized (1)	Shares Issued and Outstanding (1)	Liquidation Preference	Carrying Value
Founders	4,370,488	4,329,816	$2,080	$1,354
Series A-1	2,081,185	1,796,645	4,316	3,871
Series A-2	1,664,948	1,059,274	4,454	4,376
	8,116,621	7,185,735	$10,850	$9,601

(1)	Retroactively restated for the reverse recapitalization as described in Note 3.

Schedule of Common Stock Reserved

As of December 31, 2023, common stock reserved for future issuance consisted of the following:

Common stock warrants outstanding	13,412,154
Common stock options issued and outstanding	7,870,870
Restricted stock units vested and unreleased	40,218
Shares available for future issuance under the 2023 Equity Incentive Plan	3,604,587
Shares reserved under the 2023 Employee Stock Purchase Plan	3,937,802
28,865,631

Schedule of Warrant Activity

The following table summarizes the Company’s aggregate warrant activity for the year ended December 31, 2023.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at January 1, 2023 (1)	1,685,760	$2.40	7.87
Issued - Private Placement Warrants	1,912,154	—	—
Issued - Public Warrants	11,500,000	—	—
Exercised	—	—	—
Converted into Common Stock (1)	(1,685,760)	—	—
Outstanding at December 31, 2023	13,412,154	$11.50	4.72

(1)	Retroactively restated for the reverse recapitalization as described in Note 3.